Long-term debt - Schedule of Future Payments Related to Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Principal
2023	$ 19,061
2024	875
2025	685
2026	128
2027	381,393
Thereafter	339,579
Total payments	741,721
Interest
2023	44,574
2024	43,338
2025	43,304
2026	43,293
2027	32,092
Thereafter	31,905
Total payments	238,506
Total
2023	63,635
2024	44,213
2025	43,989
2026	43,421
2027	413,485
Thereafter	371,484
Total payments, principal and future interest expense	980,227
Interest	(238,506)
Deferred financing cost	(4,720)	$ (3,659)
Total	730,704	$ 743,958
2029 Notes
Total
Discount on notes	(4,833)
Premium on notes	461
2027 Notes
Total
Discount on notes	(3,414)
Premium on notes	1,506
2023 Notes
Total
Discount on notes	(26)
Premium on notes	$ 9